Summary of Significant Accounting Policies Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 179,706	$ 203,104	$ 167,007	$ 193,862
Restricted cash	25,794	24,175	22,047	16,488
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 205,500	$ 227,279	$ 189,054	$ 210,350